UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barington Capital Group, L.P.
Address:  888 SEVENTH AVENUE, 17th Floor
          New York, New York 10019

Form 13F File Number:  028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES A. MITAROTONDA
Title:  Chairman and Chief Executive Officer
Phone:  212-974-5700

Signature, Place, and Date of Signing:

/s/ James A. Mitarotonda  New York, New York     May 14, 2008
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $242,015 (in thousands)


*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Management, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.

                                   Title Of                Value     SH/Prn     SH/ PUT/ Invest  Oth        Voting Authority
Name Of Issuer                      Class         CUSIP   x$1,000      Amt      Prn CALL  Disc   Mgrs     Sole      Shared   None
Consolidated Tomoka LD Co      Common           210226106  16,068      286,666  SH       DEFINED           286,666
Convergys Corp                 Common           212485106   1,587      105,379  SH       DEFINED           105,379
Dillards Inc                   Cl A             254067101  33,299    1,934,869  SH       DEFINED         1,934,869
Dillards Inc                   Cl A             254067101      75      100,000  SH  CALL DEFINED           100,000
Dillards Inc                   Cl A             254067101     659      425,000  SH  PUT  DEFINED                           425,000
Dillards Inc                   Cl A             254067101      70      200,000  SH  PUT  DEFINED                           200,000
Fisher Communication Inc       Common           337756209     916       29,404  SH       DEFINED            29,404
Griffon Corp                   Common           398433102  14,395    1,673,851  SH       DEFINED         1,673,851
KHD Humboldt Wedag Intl Ltd    Common           482462108     487       20,000  SH       DEFINED            20,000
Lancaster Colony Corp          Common           513847103  57,182    1,430,986  SH       DEFINED         1,430,986
Macys Inc                      Common           55616P104     346       15,000  SH       DEFINED            15,000
Pep Boys Manny Moe & Jack      Common           713278109  56,034    5,625,919  SH       DEFINED         5,625,919
Proshares TR                   Ultsht Rus2000   74347R834   1,650       20,000  SH       DEFINED            20,000
Schulman A Inc                 Common           808194104  48,604    2,367,454  SH       DEFINED         2,367,454
Syms Corp                      Common           871551107  10,643      876,683  SH       DEFINED           876,683
                                                          242,015